Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.500%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL28 - 2 Year Fixed(1)	CAD 2,750,000,000	1.00000	$2,750,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)	CAD 2,750,000,000	1.00000	$2,750,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
Total Outstanding under the Global Registered Covered Bond Program			$35,862,809,100

	Total Outstanding	Third Party Issuance
OSFI Covered Bond Ratio(2)	3.30%	2.80%
OSFI Covered Bond Ratio Limit(3)	10.00%	5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at January 31, 2020.
(3) On 27 March 2020, OSFI advised Federally Regulated Deposit Taking Institutions (“DTIs”) that due to the current exceptional circumstances relating to COVID-19, OSFI will permit DTIs, which include the Issuer, to temporarily exceed the current OSFI covered bond limit in order to allow these institutions to pledge covered bonds as collateral to the Bank of Canada. During the period of temporary relief, total assets pledged for covered bonds must not exceed 10% of the DTI’s on-balance sheet assets, including instruments issued to the market and those pledged to the Bank of Canada. The maximum amount of total assets pledged for covered bonds relating to third-party market instruments remains limited to 5.5%.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Supplementary Information (continued)

	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating

Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:

	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$35,862,809,100

A = Lesser of (i) LTV Adjusted Loan Balance and	54,265,223,541	A (i)	57,241,796,985
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	54,265,223,541
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	498,967,157
Total: A + B + C + D + E - F	53,766,256,384

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.3%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	37,632,595,966
-
A = lesser of (i) Present Value of outstanding loan balance of	57,143,316,663
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	57,143,316,663

Intercompany Loan Balance

Guarantee Loan	37,806,850,432
Demand Loan	20,011,138,017
Total	57,817,988,449

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage (annualized)
March 31, 2020	N/A	N/A

Portfolio Flow of Funds

	3/31/2020		2/27/2020
Cash Inflows
Principal Receipts	503,447,983.70		394,852,739.44
Sale of Loans	80,286,066.54		85,655,477.51
Revenue Receipts	106,386,467.73		91,685,981.45
Swap Receipts	-		-
Intercompany Loan Receipts	19,223,739,856.63		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(106,228,629.88	)(7)	(91,539,496.64	)(8)
Purchase of Loans	(19,283,723,807.96)		(39,772,507.16)
Intercompany Loan Repayment	(523,750,098.91	)(7)	(440,735,709.78	)(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(103.71)		(43.39)
Net Inflows/(Outflows)	157,734.14		146,441.42

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.0614%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) This amount is to be paid out on April 17th, 2020.
(8) This amount was paid out on March 17th, 2020.
(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Portfolio Summary Statistics

Previous Month Ending Balance	$ 38,540,254,861
Current Month Ending Balance (1)	$ 57,179,770,040
Number of Mortgage Loans in Pool	228,780
Average Loan Size	$249,933
Number of Primary Borrowers	203,938
Number of Properties	209,617

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	55.47%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.71%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.61%
Weighted Average Seasoning of Loans in the Portfolio	24.94	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.70%
Weighted Average Original Term of Loans in the Portfolio	55.09	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.15	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.39	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	228,650	99.94%	57,145,815,259	99.94%
30 to 59 Days Past Due	104	0.05%	27,541,123	0.05%
60 to 89 Days Past Due	26	0.01%	6,413,658	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	25,063	10.96%	5,929,175,049	10.37%
British Columbia	36,091	15.78%	11,691,649,442	20.45%
Manitoba	4,501	1.97%	692,563,593	1.21%
New Brunswick	5,514	2.41%	552,169,756	0.97%
Newfoundland	5,822	2.54%	810,114,366	1.42%
Northwest Territories	71	0.03%	16,271,742	0.03%
Nova Scotia	8,469	3.70%	1,112,856,409	1.95%
Nunavut	-	0.00%	-	0.00%
Ontario	132,647	57.98%	34,286,491,761	59.96%
Prince Edward Island	1,164	0.51%	137,039,438	0.24%
Quebec	2,372	1.04%	580,671,194	1.02%
Saskatchewan	6,695	2.93%	1,293,716,894	2.26%
Yukon	371	0.16%	77,050,397	0.13%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	13,148	5.75%	4,819,058,431	8.43%
599 or less	1,116	0.49%	228,216,303	0.40%
600 - 650	4,426	1.93%	1,242,986,872	2.17%
651 - 700	12,046	5.27%	3,297,846,396	5.77%
701 - 750	27,993	12.24%	7,402,963,512	12.95%
751 - 800	41,168	17.99%	10,863,005,448	19.00%
801 and Above	128,883	56.33%	29,325,693,079	51.29%
Total	228,780	100.00%	57,179,770,040	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	189,566	82.86%	44,280,456,305	77.44%
Variable	39,214	17.14%	12,899,313,735	22.56%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	165,492	72.34%	34,841,271,942	60.93%
Non-STEP	63,288	27.66%	22,338,498,098	39.07%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,321	6.70%	3,383,002,749	5.92%
Owner Occupied	213,459	93.30%	53,796,767,291	94.08%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	60,440	26.42%	18,779,663,797	32.84%
2.5000 - 2.9999	103,482	45.23%	24,085,920,992	42.12%
3.0000 - 3.4999	40,075	17.52%	9,204,404,756	16.10%
3.5000 - 3.9999	23,799	10.40%	4,940,467,488	8.64%
4.0000 - 4.4999	611	0.27%	99,973,365	0.17%
4.5000 - 4.9999	166	0.07%	23,654,712	0.04%
5.0000 - 5.4999	32	0.01%	4,232,368	0.01%
5.5000 and Above	175	0.08%	41,452,562	0.07%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	22,221	9.71%	1,777,095,158	3.11%
20.01-25.00	9,266	4.05%	1,296,183,532	2.27%
25.01-30.00	11,057	4.83%	1,858,408,403	3.25%
30.01-35.00	13,311	5.82%	2,573,426,078	4.50%
35.01-40.00	15,608	6.82%	3,415,138,633	5.97%
40.01-45.00	18,495	8.08%	4,349,327,685	7.61%
45.01-50.00	20,375	8.91%	5,233,987,018	9.15%
50.01-55.00	20,443	8.94%	5,516,254,123	9.65%
55.01-60.00	20,898	9.13%	5,934,450,192	10.38%
60.01-65.00	19,431	8.49%	5,803,064,200	10.15%
65.01-70.00	17,824	7.79%	5,658,076,038	9.90%
70.01-75.00	18,782	8.21%	6,408,619,789	11.21%
75.01-80.00	17,195	7.52%	5,987,303,353	10.47%
80.01-90.00	3,589	1.57%	1,274,849,932	2.23%
90.01-100.00	197	0.09%	70,106,166	0.12%
Over 100.00	88	0.04%	23,479,741	0.04%
Total	228,780	100.00%	57,179,770,040	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	32,776	14.33%	6,277,605,759	10.98%
12.00 - 23.99	63,326	27.68%	14,391,605,520	25.17%
24.00 - 35.99	56,990	24.91%	15,022,343,517	26.27%
36.00 - 41.99	28,733	12.56%	7,849,479,799	13.73%
42.00 - 47.99	18,426	8.05%	5,333,347,527	9.33%
48.00 - 53.99	13,498	5.90%	4,205,081,794	7.35%
54.00 - 59.99	12,032	5.26%	3,442,949,718	6.02%
60.00 - 65.99	2,763	1.21%	612,728,680	1.07%
66.00 - 71.99	27	0.01%	4,411,309	0.01%
72.00 and Above	209	0.09%	40,216,417	0.07%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	52,584	22.98%	3,085,996,369.66	5.40%
100,000 - 149,999	31,292	13.68%	3,919,333,341.03	6.85%
150,000 - 199,999	29,469	12.88%	5,149,434,655.83	9.01%
200,000 - 249,999	25,836	11.29%	5,806,980,168.44	10.16%
250,000 - 299,999	21,345	9.33%	5,853,603,313.13	10.24%
300,000 - 349,999	16,858	7.37%	5,463,800,059.65	9.56%
350,000 - 399,999	12,617	5.51%	4,718,009,566.41	8.25%
400,000 - 449,999	8,766	3.83%	3,717,574,230.01	6.50%
450,000 - 499,999	6,943	3.03%	3,292,351,965.07	5.76%
500,000 - 549,999	5,245	2.29%	2,748,750,770.51	4.81%
550,000 - 599,999	4,276	1.87%	2,455,676,189.38	4.29%
600,000 - 649,999	3,056	1.34%	1,906,123,037.35	3.33%
650,000 - 699,999	2,301	1.01%	1,552,388,123.13	2.71%
700,000 - 749,999	1,659	0.73%	1,201,977,251.20	2.10%
750,000 - 799,999	1,427	0.62%	1,104,656,874.69	1.93%
800,000 - 849,999	1,098	0.48%	905,516,313.16	1.58%
850,000 - 899,999	931	0.41%	814,370,989.35	1.42%
900,000 - 949,999	631	0.28%	583,035,878.17	1.02%
950,000 - 999,999	497	0.22%	483,297,220.12	0.85%
1,000,000 or Greater	1,949	0.85%	2,416,893,723.67	4.23%
Total	228,780	100.00%	57,179,770,040	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	38,851	16.98%	9,128,882,441	15.97%
Single Family	184,968	80.85%	46,750,374,074	81.76%
Multi Family	4,293	1.88%	1,161,894,998	2.03%
Other	668	0.29%	138,618,526	0.24%
Total	228,780	100.00%	57,179,770,040	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	89,874,195	67,164,279	88,264,738	114,197,706	136,341,551	169,084,120	241,337,522	293,415,404	412,994,229	511,483,224	654,953,305	1,154,310,254	1,539,273,438	418,299,723	33,936,316	4,245,045	5,929,175,049	10.37%
Alberta	Current and Less Than 30 Days Past Due	89,770,443	67,164,279	88,228,490	114,197,706	136,341,551	168,944,123	241,193,106	293,415,404	412,343,359	510,862,831	653,655,437	1,153,754,022	1,538,005,947	418,007,287	33,936,316	4,245,045	5,924,065,348	99.91%
Alberta	30 to 59 Days Past Due	51,601	-	36,248	-	-	139,997	144,416	-	356,801	620,393	1,297,868	270,930	795,317	-	-	-	3,713,570	0.06%
Alberta	60 to 89 Days Past Due	52,151	-	-	-	-	-	-	-	294,069	-	-	285,302	472,174	292,436	-	-	1,396,132	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	412,987,983	283,698,083	392,784,170	533,547,461	766,213,604	944,546,713	1,086,670,719	1,105,534,168	1,238,640,173	1,179,104,684	1,068,099,873	956,499,524	1,167,425,830	538,521,519	11,060,004	6,314,934	11,691,649,442	20.45%
	Current and Less Than 30 Days Past Due	412,936,120	283,698,083	392,334,265	533,345,310	765,923,127	944,546,713	1,085,028,680	1,104,778,689	1,236,322,442	1,178,819,032	1,068,099,873	956,499,524	1,167,192,697	538,245,190	11,060,004	6,314,934	11,685,144,683	99.94%
British Columbia	30 to 59 Days Past Due	51,862	-	449,905	-	-	-	1,642,039	341,110	2,040,933	-	-	-	142,911	276,328	-	-	4,945,089	0.04%
British Columbia	60 to 89 Days Past Due	-	-	-	202,151	290,477	-	-	414,369	276,798	285,652	-	-	90,222	-	-	-	1,559,670	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	11,544,406	10,649,681	12,086,105	19,964,695	23,353,552	36,929,825	43,882,344	55,902,984	72,755,509	94,117,248	117,857,369	114,628,994	75,460,847	3,171,708	258,327	-	692,563,593	1.21%
Manitoba	Current and Less Than 30 Days Past Due	11,544,406	10,649,681	12,086,105	19,964,695	23,353,552	36,929,825	43,882,344	55,902,984	72,755,509	93,983,404	117,857,369	114,492,012	75,460,847	3,171,708	258,327	-	692,292,767	99.96%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	133,843	-	136,982	-	-	-	-	270,825	0.04%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	14,245,501	9,189,791	14,917,915	20,985,584	29,562,032	44,036,042	59,651,759	78,130,745	67,368,917	60,754,547	46,923,810	64,281,702	41,993,479	-	127,931	-	552,169,756	0.97%
New Brunswick	Current and Less Than 30 Days Past Due	14,234,495	9,164,394	14,917,915	20,985,584	29,562,032	43,898,671	59,651,759	77,646,052	67,368,917	60,754,547	46,923,810	64,281,702	41,993,479	-	127,931	-	551,511,290	99.88%
New Brunswick	30 to 59 Days Past Due	11,006	25,397	-	-	-	-	-	484,693	-	-	-	-	-	-	-	-	521,096	0.09%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	137,371	-	-	-	-	-	-	-	-	-	-	137,371	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,494,539	6,466,479	8,048,982	12,053,911	17,171,296	21,396,683	28,776,238	38,444,077	46,932,028	59,622,254	87,586,529	152,805,388	231,038,504	91,670,175	-	607,282	810,114,366	1.42%
Newfoundland	Current and Less Than 30 Days Past Due	7,494,539	6,466,479	8,048,982	12,053,911	17,171,296	21,396,683	28,776,238	38,444,077	46,932,028	59,622,254	87,586,529	152,776,284	230,634,753	91,448,820	-	607,282	809,460,156	99.92%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	29,104	403,751	-	-	-	432,855	0.05%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	221,355	-	-	221,355	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	389,490	200,202	473,179	705,001	1,484,407	416,957	1,958,125	881,781	2,706,092	2,005,742	2,008,395	1,591,190	1,451,184	-	-	-	16,271,742	0.03%
North West Territories	Current and Less Than 30 Days Past Due	389,490	200,202	473,179	705,001	1,484,407	416,957	1,958,125	881,781	2,706,092	2,005,742	2,008,395	1,591,190	1,451,184	-	-	-	16,271,742	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	22,307,907	16,685,802	23,756,073	32,554,908	45,192,491	60,732,759	86,025,749	114,485,861	134,317,903	189,993,518	161,114,914	127,686,576	96,491,316	1,306,119	204,513	-	1,112,856,409	1.95%
Nova Scotia	Current and Less Than 30 Days Past Due	22,307,907	16,685,802	23,756,073	32,554,908	45,192,491	60,732,759	85,833,037	114,485,861	133,947,112	189,857,762	161,114,914	127,686,576	96,491,316	1,306,119	204,513	-	1,112,157,150	99.94%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	232,240	135,756	-	-	-	-	-	-	367,996	0.03%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	192,711	-	138,552	-	-	-	-	-	-	-	331,263	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,184,885,373	875,271,847	1,283,495,481	1,777,774,316	2,318,505,443	2,961,705,047	3,514,991,519	3,574,817,622	3,749,375,868	3,469,214,495	3,309,581,357	3,550,760,677	2,468,598,972	211,285,368	24,103,845	12,124,530	34,286,491,761	59.96%
Ontario	Current and Less Than 30 Days Past Due	1,183,711,776	875,271,847	1,283,297,404	1,777,170,220	2,317,470,663	2,961,031,995	3,512,276,597	3,570,707,781	3,746,644,728	3,468,128,204	3,309,581,357	3,548,549,605	2,467,917,010	211,285,368	24,103,845	12,124,530	34,269,272,930	99.95%
Ontario	30 to 59 Days Past Due	1,173,598	-	198,077	604,096	1,034,780	524,221	2,046,697	4,109,841	2,508,912	892,208	-	2,211,072	-	-	-	-	15,303,503	0.04%
Ontario	60 to 89 Days Past Due	-	-	-	-	-	148,830	668,225	-	222,227	194,083	-	-	681,962	-	-	-	1,915,327	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,316,411	2,276,721	3,195,608	4,730,310	9,538,867	8,545,961	16,577,662	14,821,989	9,143,539	16,034,672	13,839,668	20,271,204	14,746,827	-	-	-	137,039,438	0.24%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,316,411	2,276,721	3,195,608	4,730,310	9,538,867	8,545,961	16,577,662	14,767,359	9,143,539	16,034,672	13,839,668	20,271,204	14,746,827	-	-	-	136,984,809	99.96%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	54,629	-	-	-	-	-	-	-	-	54,629	0.04%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	4,973,320	5,554,678	4,764,515	12,807,757	14,381,266	14,801,450	26,119,642	28,279,528	35,077,376	43,094,956	62,180,637	98,468,093	221,461,508	8,103,290	415,230	187,949	580,671,194	1.02%
Quebec	Current and Less Than 30 Days Past Due	4,973,320	5,554,678	4,764,515	12,807,757	14,381,266	14,801,450	26,119,642	28,279,528	35,077,376	43,094,956	62,180,637	98,468,093	220,851,378	8,103,290	415,230	187,949	580,061,064	99.89%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	610,129	-	-	-	610,129	0.11%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Saskatchewan	All	22,822,073	17,763,907	23,924,104	40,751,074	49,504,633	79,362,480	119,885,264	207,191,805	156,384,756	167,911,268	124,736,390	157,720,429	123,266,682	2,492,031	-	-	1,293,716,894	2.26%
Saskatchewan	Current and Less Than 30 Days Past Due	22,822,073	17,733,154	23,924,104	40,626,588	49,504,633	79,217,622	119,623,995	206,405,863	156,096,595	167,668,857	124,440,299	157,720,429	123,266,682	2,492,031	-	-	1,291,542,923	99.83%
Saskatchewan	30 to 59 Days Past Due	-	30,753	-	124,486	-	144,858	261,269	785,942	288,161	-	296,091	-	-	-	-	-	1,931,559	0.15%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	242,411	-	-	-	-	-	-	242,411	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,253,959	1,262,062	2,697,531	3,353,356	3,889,492	7,769,650	8,110,474	4,348,159	8,753,804	9,727,590	9,193,792	9,595,760	6,094,767	-	-	-	77,050,397	0.13%
Yukon	Current and Less Than 30 Days Past Due	2,253,959	1,262,062	2,697,531	3,353,356	3,889,492	7,769,650	8,110,474	4,348,159	8,753,804	9,727,590	9,193,792	9,595,760	6,094,767	-	-	-	77,050,397	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,777,095,158	1,296,183,532	1,858,408,403	2,573,426,078	3,415,138,633	4,349,327,685	5,233,987,018	5,516,254,123	5,934,450,192	5,803,064,200	5,658,076,038	6,408,619,789	5,987,303,353	1,274,849,932	70,106,166	23,479,741	57,179,770,040	100.00%
	Current and Less Than 30 Days Past Due	1,775,754,940	1,296,127,381	1,857,724,171	2,572,495,345	3,413,813,376	4,348,232,408	5,229,031,660	5,510,063,538	5,928,091,500	5,800,559,853	5,656,482,080	6,405,686,399	5,984,106,887	1,274,059,813	70,106,166	23,479,741	57,145,815,259	99.94%
	30 to 59 Days Past Due	1,288,066	56,150	684,231	728,582	1,034,780	809,076	4,094,422	5,776,215	5,427,046	1,782,201	1,593,959	2,648,088	1,341,979	276,328	-	-	27,541,123	0.05%
	60 to 89 Days Past Due	52,151	-	-	202,151	290,477	286,201	860,936	414,369	931,646	722,146	-	285,302	1,854,487	513,791	-	-	6,413,658	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	3/31/2020
Distribution Date:	4/8/2020
Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	81,939,857	63,204,609	85,377,946	126,523,202	156,903,375	212,245,416	257,975,792	313,345,138	391,043,573	495,122,241	618,804,645	900,560,491	912,223,109	201,140,167	1,875,447	773,423	4,819,058,431	8.43%
<=599	4,243,545	6,579,580	5,880,026	12,188,883	18,197,127	20,900,022	25,894,359	25,059,557	32,599,670	16,479,592	18,311,131	21,566,955	15,008,954	4,897,448	409,455	-	228,216,303	0.40%
600-650	12,429,668	9,277,289	16,723,197	33,763,294	50,775,144	68,437,790	97,071,541	124,884,734	124,517,806	147,123,823	147,364,649	194,786,090	176,578,049	35,633,063	3,129,514	491,222	1,242,986,872	2.17%
651-700	43,688,994	34,429,861	58,686,788	106,007,038	151,242,533	211,280,032	275,947,636	329,622,817	372,675,307	371,237,624	363,048,333	461,855,622	414,374,899	93,125,359	6,981,276	3,642,278	3,297,846,396	5.77%
701-750	126,315,022	102,705,709	162,594,675	253,138,694	350,795,760	499,293,181	645,116,770	725,092,207	805,053,042	865,580,833	828,967,107	946,952,103	898,876,823	172,433,226	14,624,088	5,424,271	7,402,963,512	12.95%
751-800	216,486,165	176,089,108	287,835,666	398,542,904	588,399,389	770,825,161	996,707,412	1,072,618,231	1,188,225,457	1,210,623,396	1,158,875,416	1,286,266,346	1,244,746,360	245,941,938	14,148,953	6,673,545	10,863,005,448	19.00%
>800	1,291,991,906	903,897,376	1,241,310,105	1,643,262,062	2,098,825,305	2,566,346,082	2,935,273,508	2,925,631,440	3,020,335,337	2,696,896,691	2,522,704,758	2,596,632,182	2,325,495,158	521,678,732	28,937,434	6,475,002	29,325,693,079	51.29%
Total	1,777,095,158	1,296,183,532	1,858,408,403	2,573,426,078	3,415,138,633	4,349,327,685	5,233,987,018	5,516,254,123	5,934,450,192	5,803,064,200	5,658,076,038	6,408,619,789	5,987,303,353	1,274,849,932	70,106,166	23,479,741	57,179,770,040	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.